UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUAY 28, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA WORLD GROWTH FUND
FEBRUARY 28, 2013

                                                                      (Form N-Q)

48475-0413                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA WORLD GROWTH FUND
February 28, 2013 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             COMMON STOCKS (97.7%)

             CONSUMER DISCRETIONARY (15.3%)
             ------------------------------
             ADVERTISING (2.7%)
   187,310   Omnicom Group, Inc.                                           $   10,776
   697,395   WPP plc                                                           11,151
                                                                           ----------
                                                                               21,927
                                                                           ----------
             APPAREL RETAIL (0.3%)
    75,900   Hennes & Mauritz AB "B"                                            2,724
                                                                           ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (3.4%)
   196,326   Burberry Group plc                                                 4,099
   117,116   Compagnie Financiere Richemont S.A.                                9,415
    79,570   LVMH Moet Hennessy - Louis Vuitton S.A.                           13,702
                                                                           ----------
                                                                               27,216
                                                                           ----------
             AUTO PARTS & EQUIPMENT (0.9%)
   163,390   Delphi Automotive plc*                                             6,838
                                                                           ----------
             CASINOS & GAMING (0.6%)
   737,079   William Hill plc                                                   4,525
                                                                           ----------
             FOOTWEAR (0.4%)
    62,650   NIKE, Inc. "B"                                                     3,412
                                                                           ----------
             GENERAL MERCHANDISE STORES (0.9%)
   118,000   Target Corp.                                                       7,429
                                                                           ----------
             MOTORCYCLE MANUFACTURERS (0.2%)
    30,170   Harley-Davidson, Inc.                                              1,588
                                                                           ----------
             MOVIES & ENTERTAINMENT (3.1%)
    61,150   Viacom, Inc. "B"                                                   3,575
   396,100   Walt Disney Co.                                                   21,623
                                                                           ----------
                                                                               25,198
                                                                           ----------
             RESTAURANTS (2.1%)
   763,440   Compass Group plc                                                  9,271
    79,750   McDonald's Corp.                                                   7,648
                                                                           ----------
                                                                               16,919
                                                                           ----------
             SPECIALTY STORES (0.7%)
   187,050   Sally Beauty Holdings, Inc.*                                       5,189
                                                                           ----------
             Total Consumer Discretionary                                     122,965
                                                                           ----------
             CONSUMER STAPLES (20.2%)
             ------------------------
             BREWERS (3.6%)
    66,419   Carlsberg A.S. "B"                                                 6,826
   291,565   Heineken N.V.                                                     21,770
                                                                           ----------
                                                                               28,596
                                                                           ----------
             DISTILLERS & VINTNERS (3.7%)
   653,786   Diageo plc                                                        19,638

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1  | USAA World Growth Fund

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     80,444   Pernod Ricard S.A.                                           $   10,438
                                                                           ----------
                                                                               30,076
                                                                           ----------
              DRUG RETAIL (1.1%)
    220,250   Walgreen Co.                                                      9,017
                                                                           ----------
              FOOD RETAIL (0.3%)
     30,200   Lawson, Inc.                                                      2,245
                                                                           ----------
              HOUSEHOLD PRODUCTS (5.6%)
    101,360   Colgate-Palmolive Co.                                            11,599
     40,355   Procter & Gamble Co.                                              3,074
    297,378   Reckitt Benckiser Group plc                                      19,981
    426,920   Svenska Cellulosa AB "B"                                         10,436
                                                                           ----------
                                                                               45,090
                                                                           ----------
              PACKAGED FOODS & MEAT (5.0%)
    203,279   DANONE S.A.                                                      14,116
     27,697   J.M. Smucker Co.                                                  2,640
    340,841   Nestle S.A.                                                      23,818
                                                                           ----------
                                                                               40,574
                                                                           ----------
              PERSONAL PRODUCTS (0.3%)
     25,870   Beiersdorf AG                                                     2,256
                                                                           ----------
              SOFT DRINKS (0.6%)
    118,670   Dr. Pepper Snapple Group, Inc.                                    5,176
                                                                           ----------
              Total Consumer Staples                                          163,030
                                                                           ----------
              ENERGY (3.4%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (2.8%)
    108,390   National-Oilwell Varco, Inc.                                      7,385
    177,262   Saipem S.p.A.                                                     4,739
    138,890   Schlumberger Ltd.                                                10,813
                                                                           ----------
                                                                               22,937
                                                                           ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
        851   INPEX Corp.                                                       4,526
                                                                           ----------
              Total Energy                                                     27,463
                                                                           ----------
              FINANCIALS (13.5%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (4.2%)
    447,301   Bank of New York Mellon Corp.                                    12,140
    161,772   Julius Baer Group Ltd.*                                           6,130
    272,560   State Street Corp.                                               15,424
                                                                           ----------
                                                                               33,694
                                                                           ----------
              CONSUMER FINANCE (1.3%)
    126,700   Aeon Credit Service Co. Ltd.                                      2,950
    125,580   American Express Co.                                              7,805
                                                                           ----------
                                                                               10,755
                                                                           ----------
              DIVERSIFIED BANKS (4.6%)
     18,030   Credicorp Ltd.                                                    2,704
    135,657   Erste Bank der Oesterreichischen Sparkassen AG*                   4,370
    107,670   ICICI Bank Ltd. ADR                                               4,513
    383,840   Itau Unibanco Banco Multiplo S.A. ADR                             6,779
     18,548   Komercni Banka A.S.                                               3,775
    904,790   Sberbank of Russia(a)                                             3,081
    444,649   Standard Chartered plc                                           12,115
                                                                           ----------
                                                                               37,337
                                                                           ----------
              DIVERSIFIED CAPITAL MARKETS (0.9%)
    440,319   UBS AG*                                                           6,967
                                                                           ----------

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                                                   Portfolio of Investments |  2

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             INVESTMENT BANKING & BROKERAGE (1.1%)
    60,190   Goldman Sachs Group, Inc.                                     $    9,014
                                                                           ----------
             REINSURANCE (0.8%)
    80,728   Swiss Re Ltd.*                                                     6,455
                                                                           ----------
             SPECIALIZED FINANCE (0.6%)
    72,795   Deutsche Boerse AG                                                 4,513
                                                                           ----------
             Total Financials                                                 108,735
                                                                           ----------
             HEALTH CARE (11.9%)
             -------------------
             HEALTH CARE EQUIPMENT (3.2%)
   197,580   Medtronic, Inc.                                                    8,883
    39,291   Sonova Holding AG*                                                 4,703
   299,530   St. Jude Medical, Inc.                                            12,281
                                                                           ----------
                                                                               25,867
                                                                           ----------
             HEALTH CARE SUPPLIES (0.8%)
   145,010   DENTSPLY International, Inc.                                       6,006
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (3.1%)
   226,500   Thermo Fisher Scientific, Inc.                                    16,716
    92,320   Waters Corp.*                                                      8,560
                                                                           ----------
                                                                               25,276
                                                                           ----------
             PHARMACEUTICALS (4.8%)
   161,605   Bayer AG                                                          16,005
    71,850   Johnson & Johnson                                                  5,469
    74,815   Merck KGaA                                                        10,549
    26,460   Roche Holding AG                                                   6,061
    14,720   Zoetis, Inc.*                                                        492
                                                                           ----------
                                                                               38,576
                                                                           ----------
             Total Health Care                                                 95,725
                                                                           ----------
             INDUSTRIALS (13.4%)
             -------------------
             AEROSPACE & DEFENSE (4.0%)
   248,520   Honeywell International, Inc.                                     17,421
   164,100   United Technologies Corp.                                         14,859
                                                                           ----------
                                                                               32,280
                                                                           ----------
             AIR FREIGHT & LOGISTICS (1.7%)
   160,560   United Parcel Service, Inc. "B"                                   13,270
                                                                           ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.0%)
   226,153   Legrand S.A.                                                      10,397
    21,260   Rockwell Automation, Inc.                                          1,921
   151,525   Schneider Electric S.A.                                           11,656
                                                                           ----------
                                                                               23,974
                                                                           ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.6%)
    88,040   Adecco S.A.*                                                       5,020
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (1.7%)
   134,960   3M Co.                                                            14,036
                                                                           ----------
             MARINE (0.2%)
    14,370   Kuehne & Nagel International AG                                    1,653
                                                                           ----------
             RAILROADS (1.8%)
   141,496   Canadian National Railway Co.                                     14,348
                                                                           ----------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
    25,175   Brenntag AG                                                        3,589
                                                                           ----------
             Total Industrials                                                108,170
                                                                           ----------

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3  | USAA World Growth Fund

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (12.4%)
             ------------------------------
             APPLICATION SOFTWARE (0.7%)
    85,540   Autodesk, Inc.*                                               $    3,141
    23,869   Dassault Systemes S.A.                                             2,709
                                                                           ----------
                                                                                5,850
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (0.7%)
   278,480   Cisco Systems, Inc.                                                5,806
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (2.0%)
   102,790   Visa, Inc. "A"                                                    16,307
                                                                           ----------
             ELECTRONIC COMPONENTS (1.7%)
   109,880   Amphenol Corp. "A"                                                 7,786
   299,600   HOYA Corp.                                                         5,747
                                                                           ----------
                                                                               13,533
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (2.0%)
   218,230   Accenture plc "A"                                                 16,228
                                                                           ----------
             OFFICE ELECTRONICS (0.8%)
   167,800   Canon, Inc.                                                        6,092
                                                                           ----------
             SEMICONDUCTORS (2.2%)
   128,930   Altera Corp.                                                       4,566
   144,770   Microchip Technology, Inc.                                         5,280
     5,327   Samsung Electronics Co. Ltd.                                       7,596
                                                                           ----------
                                                                               17,442
                                                                           ----------
             SYSTEMS SOFTWARE (2.3%)
    59,450   Check Point Software Technologies Ltd.*                            3,122
   460,980   Oracle Corp.                                                      15,793
                                                                           ----------
                                                                               18,915
                                                                           ----------
             Total Information Technology                                     100,173
                                                                           ----------
             MATERIALS (7.3%)
             ----------------
             DIVERSIFIED CHEMICALS (1.4%)
   178,705   AkzoNobel N.V.                                                    11,416
                                                                           ----------
             INDUSTRIAL GASES (4.6%)
    35,838   Air Liquide S.A.                                                   4,361
   128,867   Linde AG                                                          23,369
    80,950   Praxair, Inc.                                                      9,151
                                                                           ----------
                                                                               36,881
                                                                           ----------
             SPECIALTY CHEMICALS (1.3%)
   107,890   International Flavors & Fragrances, Inc.                           7,874
     6,850   Sherwin-Williams Co.                                               1,107
    23,200   Shin-Etsu Chemical Co. Ltd.                                        1,426
                                                                           ----------
                                                                               10,407
                                                                           ----------
             Total Materials                                                   58,704
                                                                           ----------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
    45,535   Red Electrica de Espana                                            2,520
                                                                           ----------
             Total Utilities                                                    2,520
                                                                           ----------
             Total Common Stocks (cost: $556,886)                             787,485
                                                                           ----------

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                                                   Portfolio of Investments |  4

================================================================================


NUMBER
OF SHARES    SECURITY                                                                         MARKET VALUE
----------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.1%)

             MONEY MARKET FUNDS (2.1%)
17,120,456   State Street Institutional Liquid Reserve Fund, 0.14%(b) (cost: $17,120)           $   17,120
                                                                                                ----------

             TOTAL INVESTMENTS (COST: $574,006)                                                 $  804,605
                                                                                                ==========

($ in 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                           ASSETS                                               TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $     784,404     $     3,081     $         --     $  787,485
Money Market Instruments:
  Money Market Funds                                 17,120              --               --         17,120
-----------------------------------------------------------------------------------------------------------
Total                                         $     801,524     $     3,081     $         --     $  804,605
-----------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through February 28, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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5  | USAA World Growth Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: World Growth Fund Shares (Fund Shares) and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

6  | USAA World Growth Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing

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7  | USAA World Growth Fund

================================================================================

these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of February 28, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2013, were $245,897,000 and $15,298,000, respectively, resulting in net unrealized appreciation of $230,599,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $806,542,000 at February 28, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 55.3% of net assets at February 28, 2013.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

SPECIFIC NOTES

(a) Security was fair valued at February 28, 2013, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Rate represents the money market fund annualized seven-day yield at February 28, 2013.
*       Non-income-producing security.

================================================================================

9  | USAA World Growth Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:    4/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    4/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    4/26/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.